RELATED PARTIES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases [Member] | Abastible S.A. [Member]
Statement [Line Items]
Tax ID No.	91.806.000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Fuel
Purchases	$ 2,864	$ 3,668	$ 3,115
Purchases [Member] | Compania de Petroleos de Chile S.A [Member]
Statement [Line Items]
Tax ID No.	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Fuel and other
Purchases	$ 64,271	75,328	66,789
Purchases [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79.895.330-3
Nature of Relationship	Subsidiary of the Associate
Country	Chile
Currency	U.S. Dollar
Transaction Descriptions	Transport and stowage
Purchases	$ 10,662	10,607	9,986
Purchases [Member] | Puerto Lirquen S.A. [Member]
Statement [Line Items]
Tax ID No.	96.959.030-1
Nature of Relationship	Subsidiary of the Associate
Country	Chile
Currency	U.S. Dollar
Transaction Descriptions	Port services
Purchases	$ 2,206	8,488	6,956
Purchases [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99.500.140-3
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Sodium chlorate
Purchases	$ 41,349	47,209	44,055
Purchases [Member] | Forestal del Sur S.A [Member]
Statement [Line Items]
Tax ID No.	79.825.060-4
Nature of Relationship	Associate of a subsidiary’s minority shareholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood and ships
Purchases	$ 4,547	1,675	1,310
Purchases [Member] | Portaluppi, Guzman y Bezanilla Abogados [Member]
Statement [Line Items]
Tax ID No.	78.096.080-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Legal services
Purchases	$ 828	897	1,496
Purchases [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Statement [Line Items]
Tax ID No.	92.580.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Telephone services
Purchases	$ 524	617	460
Purchases [Member] | CMPC Maderas S.A [Member]
Statement [Line Items]
Tax ID No.	95.304.000-K
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood and logs
Purchases	$ 117	644	330
Purchases [Member] | Forestal Mininco S.A [Member]
Statement [Line Items]
Tax ID No.	91.440.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood and logs
Purchases	$ 37	261	62
Purchases [Member] | Colbun Transmision S.A [Member]
Statement [Line Items]
Tax ID No.	76.218.856-2
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Electrical Power
Purchases	$ 240	453	389
Purchases [Member] | Woodtech S.A. [Member]
Statement [Line Items]
Tax ID No.	76.724.000-7
Nature of Relationship	Indirect associate of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood volumen measurement services
Purchases	$ 1,988	2,449	2,239
Purchases [Member] | Inversiones Siemel S.A. [Member]
Statement [Line Items]
Tax ID No.	94.082.000-6
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Rentals
Purchases	$ 256	326	596
Purchases [Member] | CMPC Celulosa S.A. [Member]
Statement [Line Items]
Tax ID No.	96.532.330-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Others purchases
Purchases	$ 35	11	965
Purchases [Member] | Via Limpia [Member]
Statement [Line Items]
Tax ID No.	79.874.200-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Other purchases
Purchases	$ 215	257	0
Sales [Member] | Compania de Petroleos de Chile S.A [Member]
Statement [Line Items]
Tax ID No.	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Charter Services
Sales	$ 0	75	202
Sales [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99.500.140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Electrical Power
Sales	$ 18,764	24,857	19,182
Sales [Member] | Forestal del Sur S.A [Member]
Statement [Line Items]
Tax ID No.	79.825.060-4
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Harvesting services, Wood and chips
Sales	$ 29,543	26,308	25,322
Sales [Member] | Colbun S.A. [Member]
Statement [Line Items]
Tax ID No.	96.505.760-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Electrical Power
Sales	$ 543	277	1,128
Sales [Member] | Unilin Arauco Pisos Ltda. [Member]
Statement [Line Items]
Tax ID No.	-
Nature of Relationship	Joint venture
Country	Brazil
Currency	Brazilian Real
Transaction Descriptions	Wood
Sales	$ 3,350	1,474	2,966
Sales [Member] | CMPC Pulp SA [Member]
Statement [Line Items]
Tax ID No.	96.532.330-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood and chips
Sales	$ 1,467	0	0
Sales [Member] | E2E S.A. One [Member]
Statement [Line Items]
Tax ID No.	76.879.577-0
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Loan (capital + interests)
Sales	$ 718	0	0
Sales [Member] | E2E S.A. Two [Member]
Statement [Line Items]
Tax ID No.	76.879.577-0
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood, plywood and boards
Sales	$ 787	$ 0	$ 0